Contractual Obligations, Commitments and Contingencies - Schedule of Status on Contractual Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Contractual Obligations [Abstract]
Long-term debt obligations	$ 2,953.1	$ 3,284.8	$ 3,585.9
Finance lease Obligations	35.6	39.4	77.3
Bareboat agreements	460.2	533.9	518.3
Operating leases obligations	190.9	234.7	309.0
Total obligations	$ 3,639.8	$ 4,092.8	$ 4,490.5